Jacob Small Cap Growth Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Biological Products (No Diagnostic Substances) - 5.4%
Beam Therapeutics, Inc. (a)	12,200	$309,026
CRISPR Therapeutics AG (a)	3,200	171,104
Krystal Biotech, Inc. (a)	850	185,300
		665,430

Business Services, nec - 5.9%
OptimizeRx Corp. (a)	31,635	483,066
Zhihu, Inc. - ADR (a)	68,000	250,920
		733,986

Catalog & Mail-Order Houses - 1.0%
Bed Bath & Beyond, Inc. (a)	21,000	126,420

Communications Equipment - 4.5%
Powerfleet, Inc. NJ (a)	112,500	559,125

Computer Peripheral Equipment - 1.2%
Identiv, Inc. (a)	43,800	147,606

Computer Processing & Data Preparation - 4.4%
Doximity, Inc. - Class A (a)	5,800	298,352
Nextdoor Holdings, Inc. (a)	138,400	242,200
		540,552

Computer Programming, Data Processing, Etc. - 15.1%
Braze, Inc. - Class A (a)	17,700	507,990
Confluent, Inc. - Class A (a)	23,300	518,425
MongoDB, Inc. (a)	1,700	565,029
Snap, Inc. - Class A (a)	36,000	276,480
		1,867,924

Finance Services - 2.2%
Circle Internet Group, Inc. (a)	1,200	95,916
SoFi Technologies, Inc. (a)	6,100	181,292
		277,208

Industrial Organic Chemicals - 2.1%
Codexis, Inc. (a)	153,046	264,770

Medical Laboratories - 14.2%
CareDx, Inc. (a)	25,617	457,776
Celcuity, Inc. (a)	12,800	1,294,592
		1,752,368

Miscellaneous Amusement & Recreation - 6.9%
DraftKings, Inc. - Class A (a)	17,700	586,932
Inspired Entertainment, Inc. (a)	32,992	271,194
		858,126

Motion Picture & Video Tape Production - 2.0%
Thunderbird Entertainment Group, Inc. (a)	230,000	250,700

Patent Owners & Lessors - 1.7%
Immersion Corp.	29,991	213,236

Personal Services - 2.2%
WM Technology, Inc. (a)	318,581	269,838

Pharmaceutical Preparations - 13.8%
Cartesian Therapeutics, Inc. (a)(b)	15,500	116,095
Esperion Therapeutics, Inc. (a)(b)	88,000	352,880
Harrow, Inc. (a)	14,614	610,573
Heron Therapeutics, Inc. (a)(b)	297,097	344,633
Ideaya Biosciences, Inc. (a)	7,949	283,143
		1,707,324

Real Estate - 7.3%
Porch Group, Inc. (a)	42,389	410,749
Zillow Group, Inc. - Class C (a)	6,700	498,346
		909,095

Semiconductors & Related Devices - 1.0%
Impinj, Inc. (a)	704	120,996

Surgical & Medical Instruments & Apparatus - 8.3%
Alphatec Holdings, Inc. (a)	37,863	853,811
Tela Bio, Inc. (a)	147,000	169,050
		1,022,861
TOTAL COMMON STOCKS (Cost $9,317,021)		12,287,565

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (c)	555,234	555,234
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $555,234)		555,234

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (c)	94,582	94,582
TOTAL MONEY MARKET FUNDS (Cost $94,582)		94,582

TOTAL INVESTMENTS - 104.5% (Cost $9,966,837)		12,937,381
Liabilities in Excess of Other Assets - (4.5)%		(561,429)
TOTAL NET ASSETS - 100.0%		$12,375,952

Percentages are stated as a percent of net assets.

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $522,008.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Jacob Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,287,565	$–	$–	$12,287,565
Investments Purchased with Proceeds from Securities Lending	555,234	–	–	555,234
Money Market Funds	94,582	–	–	94,582
Total Investments	$12,937,381	$–	$–	$12,937,381

Refer to the Schedule of Investments for further disaggregation of investment categories.